Related Party Transactions (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended							12 Months Ended															0 Months Ended	1 Months Ended									3 Months Ended			8 Months Ended	3 Months Ended			12 Months Ended
	Oct. 14, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Oct. 31, 2012 Manager [Member]	Apr. 30, 2012 Manager [Member]	Dec. 31, 2013 Manager [Member]	Dec. 31, 2012 Manager [Member]	Dec. 31, 2011 Manager [Member]	Oct. 14, 2013 Manager [Member]	Feb. 13, 2013 Manager [Member]	Sep. 30, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Dec. 31, 2013 Manager [Member] Management Fees [Member]	Dec. 31, 2012 Manager [Member] Management Fees [Member]	Dec. 31, 2011 Manager [Member] Management Fees [Member]	Dec. 31, 2013 Manager [Member] Services Fees [Member]	Dec. 31, 2012 Manager [Member] Services Fees [Member]	Dec. 31, 2011 Manager [Member] Services Fees [Member]	Dec. 31, 2013 Manager [Member] Superintendent Fees [Member]	Dec. 31, 2012 Manager [Member] Superintendent Fees [Member]	Dec. 31, 2011 Manager [Member] Superintendent Fees [Member]	Dec. 31, 2013 Manager [Member] Other Expenses [Member]	Dec. 31, 2012 Manager [Member] Other Expenses [Member]	Dec. 31, 2011 Manager [Member] Other Expenses [Member]	Dec. 31, 2011 Manager [Member] Relocation Expenses [Member]	Dec. 31, 2011 Manager [Member] Management Fees and Supervision Expenses [Member]	Dec. 31, 2013 Manager [Member] Criteria for Monthly Techincal Management Fee [Member]	Sep. 13, 2013 Non Executive Member of Board of Directors [Member]	Aug. 30, 2013 Non Executive Member of Board of Directors [Member]	Jul. 31, 2013 Non Executive Member of Board of Directors [Member]	Jun. 17, 2013 Non Executive Member of Board of Directors [Member]	May 31, 2013 Non Executive Member of Board of Directors [Member]	Apr. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Feb. 28, 2013 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 30, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member] Management Fees [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member] Management Fees [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member] Management Fees [Member]	Dec. 31, 2013 Ship Brokering Firm [Member]	Dec. 31, 2012 Ship Brokering Firm [Member]	Dec. 31, 2011 Ship Brokering Firm [Member]	Dec. 31, 2013 Board of Directors [Member]
Related Party Monthly Technical Management Fee								$ 18,975
Related Party Monthly Services Fee								136,275
Maximum Euro Exchange Rate for Monthly Technical Management Fee								1.30																					1.30
Maximum Euro Exchange Rate for Monthly Services Fee								1.35																					1.35
Manager Fee Percentage on Gross Freight								1.25%
Manager Commission Percentage on Gross Purchase Sale Price								1.00%
Commercial Agreement Commissions								104	174	371
Termination Fee								91,314
Stock Authorized for Issuance in Lieu of Related Party Fee	991,658					43,930	33,214																															6,536	3,993	34,326	34,326	34,326	991,658	34,326	34,326	34,326				67,754
Management Fees Payable					2,168			271			2,168	809	807	926																						120					120	120		120	120	120				271
Gain On Stock Issued To Manager Included In Management And Services Fee																														954	954	954	954	954	954	954	954
Related Party Transaction, Expenses from Transactions with Related Party								3,133	4,560	4,451					1,490	2,404	1,900	1,499	1,985	1,609	131	134	146	13	37	179	144	473
Stock Based Compensation Expense Included In Management and Services Fee								474
Due from Related Parties, Current		1,167	346																																													94
General and Administrative Expense, Total		3,904	4,443	4,734				147	143	178
Commissions		$ (517)	$ (874)	$ (1,777)																																											$ 19	$ 43	$ 56